Document And Entity Information	Jan. 15, 2026
Document Information Line Items
Entity Central Index Key	0002032950
Document Type	8-K
Document Period End Date	Jan. 15, 2026
Entity Registrant Name	HORIZON SPACE ACQUISITION II CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-42406
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1412 Broadway
Entity Address, Address Line Two	21st Floor
Entity Address, Address Line Three	Suite 21V
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(646)
Local Phone Number	257-5537
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-tenth of one ordinary share
Document Information Line Items
Title of 12(b) Security	Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-tenth of one ordinary share
Trading Symbol	HSPTU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Document Information Line Items
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	HSPT
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-tenth of one ordinary share
Document Information Line Items
Title of 12(b) Security	Rights, each whole right to acquire one-tenth of one ordinary share
Trading Symbol	HSPTR
Security Exchange Name	NASDAQ